Revenue - Accounts Receivable, Unbilled Services, and Deferred Revenue (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable and unbilled services (including contract assets)
Accounts receivable	$ 6,233,698	$ 8,688,441	$ 1,426,874
Unbilled services	907,840	2,511,811	1,913,023
Total accounts receivable and unbilled services	7,141,538	11,200,252
Allowance for doubtful accounts	(142,830)	0	0
Total accounts receivable and unbilled services, net	6,998,708	11,200,252	3,339,897
Contract assets	907,840	2,511,811	85,465
Deferred revenue	$ 6,571,281	$ 5,136,457	$ 3,561,778